Summary of Significant Accounting Policies (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 20, 2016 USD ($) agreement	Dec. 31, 2016 USD ($) State	Dec. 31, 2015 USD ($) $ / shares
Schedule Of Significant Accounting Policies
Past due status period		30 days
Number of days due to be considered for accrual interest on loans discontinued		90 days
Number of loss share agreements terminated | agreement	12
Cash received upon termination of loss-share agreements	$ 6,500
FDIC indemnification assets derecognized	20,400
After tax loss on termination of loss-share agreements	$ 11,200
Maximum loss exposure related to unconsolidated VIE's		$ 84,000	$ 160,000
Fair value adjustment period following acquisition (in years)		1 year
Cash and cash equivalents maturity period (in years, less than)		3 months
Rate lock period (in days)		60 days
Property write-downs		$ 3,400	4,000
Other assets		$ 651,229	650,907
Past due loans threshold period		120 days
Additional provision expense, effect of change in method			$ 10,000
Additional provision expense, effect of change in method, (usd per share) | $ / shares			$ 0.17
Software and Software Development Costs
Schedule Of Significant Accounting Policies
Other assets		$ 5,600	$ 6,200
Minimum | Buildings
Schedule Of Significant Accounting Policies
Weighted average useful life (in years)		10 years
Minimum | Furniture, Fixtures and Equipment
Schedule Of Significant Accounting Policies
Weighted average useful life (in years)		3 years
Maximum | Customer relationship intangible asset
Schedule Of Significant Accounting Policies
Amortized intangible assets average life (in years)		10 years
Maximum | Buildings
Schedule Of Significant Accounting Policies
Weighted average useful life (in years)		40 years
Maximum | Furniture, Fixtures and Equipment
Schedule Of Significant Accounting Policies
Weighted average useful life (in years)		20 years
Weighted Average | Software and Software Development Costs
Schedule Of Significant Accounting Policies
Weighted average useful life (in years)		3 years
IBERIABANK Corporation
Schedule Of Significant Accounting Policies
Number of operating states | State		7
Other assets		$ 40,423	$ 54,454
IMC
Schedule Of Significant Accounting Policies
Number of operating states | State		10
Commercial Loans
Schedule Of Significant Accounting Policies
Past due loans threshold period		90 days
Residential and Consumer Portfolio Segment [Member]
Schedule Of Significant Accounting Policies
Period to evaluate loans for charge-off		120 days